SCHEDULE OF ESTIMATED PROPERTY PLANT AND EQUIPMENT USEFUL LIVES (Details) - GNQ INSILICO INC [Member]	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life		3 years
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life		5 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment useful life		3 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Useful Life, Lease Term [Member]